Risk management - Brazil (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Maximum exposure to credit risk	€ 993,412
Impairment losses	20,970
Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	908,002
Impairment losses	3,823
Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	54,616
Impairment losses	4,644
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,795
Impairment losses	12,504
Investment grade
Credit risk
Maximum exposure to credit risk	692,683
Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	685,507
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	7,176
Speculation grade
Credit risk
Maximum exposure to credit risk	269,935
Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	222,495
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	47,439
Default
Credit risk
Maximum exposure to credit risk	30,795
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 30,795
BRAZIL | Banco Santander (Brasil) S.A | Retail customers | Minimum
Credit risk
Credit exposure, percentage of total loans	60.00%
Latin America
Credit risk
Non-performing rate (as a percent)	4.34%	4.46%	4.81%
Latin America | BRAZIL
Credit risk
Risk exposure	€ 82,212
Decrease in portfolio (as a percent)	1.40%
Non-performing rate (as a percent)	5.25%	5.29%	5.90%
Latin America | BRAZIL | Banco Santander (Brasil) S.A
Credit risk
Credit exposure, percentage of total loans	13.00%
Percentage of growth rate in local currency	9.00%
Maximum exposure to credit risk	€ 118,063
Impairment losses	4,654
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	108,034
Impairment losses	997
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	5,806
Impairment losses	768
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	4,223
Impairment losses	2,889
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Investment grade
Credit risk
Maximum exposure to credit risk	51,622
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	51,150
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	472
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Speculation grade
Credit risk
Maximum exposure to credit risk	62,218
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	56,884
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	5,334
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Default
Credit risk
Maximum exposure to credit risk	4,223
Latin America | BRAZIL | Banco Santander (Brasil) S.A | Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 4,223